Non-current and current Provisions - Summary Provisions by Nature (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Summary of uncertain tax positions which is presented in income tax liabilities
Current	[1]	$ 16.1	$ 23.0
Non-current	[1]	9.3	13.2
Total		25.5	36.2
Non-tax litigation
Summary of uncertain tax positions which is presented in income tax liabilities
Current		0.2	0.3
Non-current		0.3	1.2
Total		0.5	1.5
Uncertain tax positions and related interest
Summary of uncertain tax positions which is presented in income tax liabilities
Current		5.3	9.3
Non-current		0.1	0.0
Total		5.4	9.3
Other operating items
Summary of uncertain tax positions which is presented in income tax liabilities
Current		9.4	8.6
Non-current		6.8	10.7
Total		16.2	19.4
Other non-operating items
Summary of uncertain tax positions which is presented in income tax liabilities
Current		1.2	4.7
Non-current		2.2	1.2
Total		$ 3.4	$ 6.0

[1]	The notes are an integral part of these consolidated financial statements.